Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Materials Portfolio
November 30, 2022
IND-NPRT3-0123
1.810697.118
Common Stocks - 98.8%
	Shares	Value ($)
Chemicals - 64.6%
Commodity Chemicals - 10.3%
Cabot Corp.	169,700	12,493,314
Chemtrade Logistics Income Fund	297,900	2,052,955
LyondellBasell Industries NV Class A	369,700	31,428,197
Olin Corp.	506,200	28,843,276
Tronox Holdings PLC	1,746,403	24,676,674
Westlake Corp. (a)	132,100	14,220,565
		113,714,981
Diversified Chemicals - 2.2%
Huntsman Corp.	247,800	6,883,884
The Chemours Co. LLC	543,600	16,878,780
		23,762,664
Fertilizers & Agricultural Chemicals - 8.8%
CF Industries Holdings, Inc.	434,500	47,008,555
Corteva, Inc.	751,111	50,444,615
		97,453,170
Industrial Gases - 22.5%
Air Products & Chemicals, Inc.	244,300	75,772,088
Linde PLC	509,986	171,600,090
		247,372,178
Specialty Chemicals - 20.8%
Albemarle Corp.	126,900	35,276,931
Ashland, Inc. (a)	119,000	13,312,530
Celanese Corp. Class A	193,600	20,773,280
DuPont de Nemours, Inc. (a)	496,617	35,016,465
Eastman Chemical Co.	70,200	6,080,724
Ecolab, Inc.	194,910	29,203,365
Element Solutions, Inc.	390,200	7,632,312
PPG Industries, Inc.	173,800	23,501,236
RPM International, Inc.	90,200	9,346,524
Sherwin-Williams Co.	196,400	48,938,952
		229,082,319
TOTAL CHEMICALS		711,385,312
Construction Materials - 4.3%
Construction Materials - 4.3%
Martin Marietta Materials, Inc.	61,900	22,685,112
Vulcan Materials Co.	131,700	24,144,561
		46,829,673
Containers & Packaging - 9.1%
Metal & Glass Containers - 5.4%
Aptargroup, Inc.	224,300	23,807,202
Crown Holdings, Inc.	187,959	15,452,109
Greif, Inc. Class A	277,200	19,489,932
		58,749,243
Paper Packaging - 3.7%
Avery Dennison Corp.	103,000	19,912,990
Sealed Air Corp.	398,500	21,212,155
		41,125,145
TOTAL CONTAINERS & PACKAGING		99,874,388
Metals & Mining - 20.8%
Aluminum - 2.1%
Alcoa Corp.	472,800	23,701,464
Copper - 12.4%
First Quantum Minerals Ltd.	2,496,100	59,343,031
Freeport-McMoRan, Inc.	1,938,700	77,160,260
		136,503,291
Diversified Metals & Mining - 1.9%
Glencore PLC	3,063,800	20,907,725
Steel - 4.4%
Commercial Metals Co.	319,700	15,735,634
Reliance Steel & Aluminum Co.	105,200	22,227,708
Steel Dynamics, Inc.	99,000	10,289,070
		48,252,412
TOTAL METALS & MINING		229,364,892
TOTAL COMMON STOCKS (Cost $753,332,344)		1,087,454,265

Money Market Funds - 5.4%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (b)	14,095,344	14,098,163
Fidelity Securities Lending Cash Central Fund 3.86% (b)(c)	45,328,222	45,332,755
TOTAL MONEY MARKET FUNDS (Cost $59,430,918)		59,430,918

TOTAL INVESTMENT IN SECURITIES - 104.2% (Cost $812,763,262)	1,146,885,183
NET OTHER ASSETS (LIABILITIES) - (4.2)%	(46,450,942)
NET ASSETS - 100.0%	1,100,434,241

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	1,212,250	194,080,257	181,194,344	131,950	-	-	14,098,163	0.0%
Fidelity Securities Lending Cash Central Fund 3.86%	20,127,155	168,518,968	143,313,368	9,653	-	-	45,332,755	0.1%
Total	21,339,405	362,599,225	324,507,712	141,603	-	-	59,430,918

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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